Derivative instruments and hedging activities - Volume of Derivative Activity in Statement of Financial Position (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Derivative [Line Items]
Derivative assets, Notional	¥ 1,297,096		¥ 868,712
Derivative assets, Fair value	26,069	[1]	27,575	[1]
Derivative liabilities, Notional	1,267,991	[2]	849,858	[2]
Derivative liabilities, Fair value	26,068	[1],[2]	27,458	[1],[2]
Derivatives used for trading and non-trading purposes [Member]
Derivative [Line Items]
Derivative assets, Notional	1,294,844		866,872
Derivative assets, Fair value	26,007		27,486
Derivative liabilities, Notional	1,267,579	[2]	849,672	[2]
Derivative liabilities, Fair value	26,064	[2]	27,457	[2]
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	15,761	[3],[4]	14,130	[3],[4]
Derivative assets, Fair value	1,922	[3],[4]	1,857	[3],[4]
Derivative liabilities, Notional	14,911	[2],[3],[4]	14,550	[2],[3],[4]
Derivative liabilities, Fair value	2,254	[2],[3],[4]	2,017	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	1,132,306	[3],[4]	727,129	[3],[4]
Derivative assets, Fair value	19,459	[3],[4]	21,685	[3],[4]
Derivative liabilities, Notional	1,098,406	[2],[3],[4]	711,914	[2],[3],[4]
Derivative liabilities, Fair value	19,249	[2],[3],[4]	21,452	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	38,136	[3],[4]	44,582	[3],[4]
Derivative assets, Fair value	1,314	[3],[4]	1,839	[3],[4]
Derivative liabilities, Notional	40,310	[2],[3],[4]	42,889	[2],[3],[4]
Derivative liabilities, Fair value	1,623	[2],[3],[4]	1,979	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	108,595	[3],[4]	81,002	[3],[4]
Derivative assets, Fair value	3,312	[3],[4]	2,104	[3],[4]
Derivative liabilities, Notional	113,915	[2],[3],[4]	80,280	[2],[3],[4]
Derivative liabilities, Fair value	2,938	[2],[3],[4]	2,007	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	46	[3],[4]	29	[3],[4]
Derivative assets, Fair value	0	[3],[4]	1	[3],[4]
Derivative liabilities, Notional	37	[2],[3],[4]	39	[2],[3],[4]
Derivative liabilities, Fair value	0	[2],[3],[4]	2	[2],[3],[4]
Derivatives designated as hedging instruments [Member]
Derivative [Line Items]
Derivative assets, Notional	2,252		1,840
Derivative assets, Fair value	62		89
Derivative liabilities, Notional	412	[2]	186	[2]
Derivative liabilities, Fair value	4	[2]	1	[2]
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	2,143		1,748
Derivative assets, Fair value	62		88
Derivative liabilities, Notional	296	[2]	162	[2]
Derivative liabilities, Fair value	2	[2]	0	[2]
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	109		92
Derivative assets, Fair value	0		1
Derivative liabilities, Notional	116	[2]	24	[2]
Derivative liabilities, Fair value	¥ 2	[2]	¥ 1	[2]

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2013, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \ 660 billion and \855 billion, respectively. As of March 31, 2014, the gross balance of such derivative assets and derivative liabilities was \744 billion and \808 billion, respectively.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	As of March 31, 2013 and 2014, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.